EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of Eaton Vance Short Duration High Income Fund (the “Fund”)(1933 Act File No. 002-90946) certifies (a) that the form of prospectus and statement of additional information dated November 1, 2013 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 213 (“Amendment No. 213”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 213 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-13-001262) on November 1, 1013.

EATON VANCE MUTUAL FUNDS TRUST

on behalf of Eaton Vance Short Duration

     High Income Fund

By:  /s/ Maureen A. Gemma

Maureen A. Gemma Esq.

Secretary

Date:  November 8, 2013

015_0548.doc